Allison Pristash State Street 1 Lincoln Street Mail Stop SFC 0805 Boston, MA 02111 Tel +1 617 662 7031 APristash@StateStreet.com

February 18, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares, Inc. (the “Registrant”)

Securities Act File No. 033-97598

Investment Company Act File No. 811-09102

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated January 31, 2020 to the prospectuses for the following funds:

iShares Asia/Pacific Dividend ETF

iShares Core MSCI Emerging Markets ETF

iShares Currency Hedged MSCI Emerging Markets ETF

iShares Edge MSCI Min Vol Emerging Markets ETF

iShares Edge MSCI Multifactor Emerging Markets ETF

iShares ESG MSCI EM ETF

iShares MSCI BRIC ETF

iShares MSCI Emerging Markets Asia ETF

iShares MSCI Emerging Markets ETF

iShares MSCI Hong Kong ETF

iShares MSCI Pacific ex Japan ETF

The purpose of this filing is to submit the 497 dated January 31, 2020 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Allison Pristash
Allison Pristash

cc: Benjamin Haskin, Esq.